Summary of Significant Accounting Policies - Summary of Capital Management (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of significant accounting policies [abstract]
Stockholders' Equity	€ 621,322,017	€ 394,701,772	€ 488,372,634	€ 359,558,053
In % of Total Capital	37.40%	79.50%
Total Liabilities	€ 1,038,191,003	€ 101,737,530
In % of Total Capital	62.60%	20.50%
Total Capital	€ 1,659,513,020	€ 496,439,302	€ 538,764,000